Short-Term Borrowings And Lines Of Credit (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Short Term Borrowings And Lines Of Credit [Line Items]
Current maturities of long-term debt	$ 522	$ 267
Commercial paper	1,938	1,304
Payable to banks	5	16
Total	2,465	1,587
Weighted-average short-term borrowing interest rate at year end	0.20%	0.20%
Five-year revolving credit facility [Member]
Short Term Borrowings And Lines Of Credit [Line Items]
Line of credit facility, maximum borrowing capacity	3,500
Line of credit facility, amount outstanding	0	0
Four-year revolving credit facility [Member]
Short Term Borrowings And Lines Of Credit [Line Items]
Line of credit facility, maximum borrowing capacity		$ 2,800